Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	7 Months Ended	12 Months Ended		5 Months Ended	12 Months Ended
	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	May 25, 2010 Predecessor	Dec. 31, 2012 Combined [Member] Successor
Net income (loss)	$ (6)	$ 34	$ 74	$ (5)
Net cash flow hedge amounts reclassified to earnings	0	5	19	2	6
Change in fair value of cash flow hedges	(11)		(13)	18	(4)
Total other comprehensive income (loss)	(11)	2	6	20
Comprehensive income (loss)	(17)	36	80	15
Comprehensive income (loss) attributable to noncontrolling interest	0	2	2	0
Comprehensive income (loss) attributable to Regency Energy Partners LP	$ (17)	$ 34	$ 78	$ 15